Note 10 - Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2014
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2013	594,518	$3.95
Granted	363,034	3.87
Vested	(133,613)	3.96
Forfeited	(48,879)	3.91
Balance at October 31, 2014	775,060	$3.91